Detail of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Loans	Dec. 31, 2015 USD ($) Loans	Dec. 31, 2014 USD ($) Loans
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	$ 296	$ 544	$ 1,678
Outstanding Recorded Investment Post-Modification	$ 269	$ 532	$ 1,612
Number of Loans | Loans	1	3	9
Interest Income Recognized	$ 13	$ 10	$ 42
Commercial installment
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0	0	239
Outstanding Recorded Investment Post-Modification	$ 0	$ 0	$ 176
Number of Loans | Loans	0	0	1
Interest Income Recognized	$ 0	$ 0	$ 15
Commercial real estate
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	296	499	1,345
Outstanding Recorded Investment Post-Modification	$ 269	$ 492	$ 1,342
Number of Loans | Loans	1	2	7
Interest Income Recognized	$ 13	$ 10	$ 26
Consumer real estate
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0	45	94
Outstanding Recorded Investment Post-Modification	$ 0	$ 40	$ 94
Number of Loans | Loans	0	1	1
Interest Income Recognized	$ 0	$ 0	$ 1
Consumer installment
Financing Receivable, Modifications [Line Items]
Outstanding Recorded Investment Pre-Modification	0	0	0
Outstanding Recorded Investment Post-Modification	$ 0	$ 0	$ 0
Number of Loans | Loans	0	0	0
Interest Income Recognized	$ 0	$ 0	$ 0